Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.   Investment Company Act file Number 811-09935
     Date of Notification: August 25, 2003

2.   Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.   Address of principal executive office:

                        360 MADISON AVENUE, 20TH FLOOR
                         NEW YORK, NEW YORK 10017-7111

4.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By: /s/ Dan I. Abrams
    -------------------------------------
    Dan I. Abrams
    Chief Financial Officer and Treasurer